Interests in other entities (Tables)	12 Months Ended
Dec. 31, 2024
Interests in Other Entities [Abstract]
Disclosure of detailed information about business combination

$000’s
Assets acquired
Cash	427
Trade debtors	260
Prepayments	406
Property, plant and equipment (revalued)	4,926
Total assets acquired	6,019
Liabilities assumed
Trade creditors	(474)
Total liabilities assumed	(474)
Working capital adjustment	(35)
Total identifiable net assets at fair value	5,510
Consideration
Cash deposit (paid March 27, 2023)	1,000
Cash on completion (paid July 18, 2023)	7,500
Issue of shares in Lifezone	6,030
Total consideration	14,530

Goodwill arising on acquisition	9,020